Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Basic:
Profit attributable to shareholders of the Company	¥ 762,185	¥ 361,393
Weighted average number of common stock in issue (in thousands of shares)	1,371,054	1,370,657
Basic earnings per share	¥ 555.91	¥ 263.66
Diluted:
Profit attributable to the common shareholders of the Company	¥ 762,185	¥ 361,393
Impact of dilutive potential ordinary shares issued by subsidiaries	0	0
Net profit used to determine diluted earnings per share	¥ 762,185	¥ 361,393
Weighted average number of common stock in issue (in thousands of shares)	1,371,054	1,370,657
Adjustments for stock options (in thousands of shares)	478	602
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,371,532	1,371,259
Diluted earnings per share	¥ 555.72	¥ 263.55